HELD-TO-MATURITY DEBT SECURITIES (Details) $ in Thousands	Dec. 31, 2025 USD ($)
HELDTOMATURITY DEBT SECURITIES
Held-to-maturity debt securities	$ 280,166
Interest receivable	634
Allowance for expected credit losses	$ 0